Summary of Information About Reported Segments (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 2,696,000		$ 3,379,000		$ 12,161,419		$ 4,527,879
Cost of revenue	521,000		606,000		2,188,583		1,422,542
Gross profit	2,175,000		2,773,000		9,972,836		3,105,337
Expenses
Total operating expenses	7,955,000		7,680,000		28,437,816		16,573,081
Segment Adjusted EBITDA	(5,475,000)		(4,660,000)
Transaction, PubCo. Expenses and Stock-based compensation	3,567,000		2,918,000
Gross profit	2,175,000		2,773,000		9,972,836		3,105,337
Total expenses	7,955,000		7,680,000		28,437,816		16,573,081
Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	2,696,000		3,379,000		12,161,419		4,527,879
Cost of revenue	521,000		606,000		2,188,583		1,422,542
Gross profit	2,175,000		2,773,000		9,972,836		3,105,337
Expenses
People	3,096,000		2,294,000		11,193,365		6,227,130
Marketing and advertising	533,000		937,000		2,873,464		1,592,105
Technology	230,000		822,000		1,283,099		974,204
Other segment expenses	224,000	[1]	462,000	[2]
Total operating expenses	4,083,000		4,515,000		18,307,843		9,611,814
Segment Adjusted EBITDA	(1,908,000)		(1,742,000)		(8,335,007)		(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation					8,979,501		6,912,309
Gross profit	2,175,000		2,773,000		9,972,836		3,105,337
Other segment expenses					2,957,915	[3]	818,375	[4]
Total expenses	4,083,000		4,515,000		18,307,843		9,611,814
Adjusted EBITDA					(17,314,508)		(13,418,786)
Banzai Operating [Member]
Expenses
Segment Adjusted EBITDA	(5,608,000)		(5,477,000)
Transaction, PubCo. Expenses and Stock-based compensation	3,567,000		2,616,000
Banzai Operating [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	1,026,000		1,160,000		4,426,868		4,305,429
Cost of revenue	390,000		377,000		1,476,701		1,407,564
Gross profit	636,000		783,000		2,950,167		2,897,865
Expenses
People	1,944,000		2,204,000		6,254,527		6,209,488
Marketing and advertising	369,000		795,000		2,160,168		1,587,085
Technology	180,000		276,000		926,334		861,775
Other segment expenses	184,000	[1]	369,000	[2]
Total operating expenses	2,677,000		3,644,000		11,564,715		9,469,867
Segment Adjusted EBITDA	(2,041,000)		(2,861,000)		(8,614,548)		(6,572,002)
Transaction, PubCo. Expenses and Stock-based compensation					8,819,671		6,912,309
Gross profit	636,000		783,000		2,950,167		2,897,865
Other segment expenses					2,223,686	[3]	811,519	[4]
Total expenses	2,677,000		3,644,000		11,564,715		9,469,867
Adjusted EBITDA					(17,434,219)		(13,484,311)
Open Reel [Member]
Expenses
Segment Adjusted EBITDA	155,000		397,000
Transaction, PubCo. Expenses and Stock-based compensation			302,000
Open Reel [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	1,376,000		1,441,000		5,473,389		222,450
Cost of revenue	64,000		74,000		310,362		14,978
Gross profit	1,312,000		1,367,000		5,163,027		207,472
Expenses
People	1,033,000		90,000		4,545,813		17,642
Marketing and advertising	51,000		39,000		155,237		5,020
Technology	37,000		519,000		272,926		112,429
Other segment expenses	36,000	[1]	20,000	[2]
Total operating expenses	1,157,000		668,000		5,509,799		141,947
Segment Adjusted EBITDA	155,000		699,000		(346,772)		65,525
Transaction, PubCo. Expenses and Stock-based compensation					71,320
Gross profit	1,312,000		1,367,000		5,163,027		207,472
Other segment expenses					535,823	[3]	6,856	[4]
Total expenses	1,157,000		668,000		5,509,799		141,947
Adjusted EBITDA					(418,092)		65,525
Vidello Limited [Member]
Expenses
Segment Adjusted EBITDA	(22,000)		420,000	[5]
Transaction, PubCo. Expenses and Stock-based compensation				[5]
Vidello Limited [Member] | Operating Segments [Member]
Segment Reporting [Line Items]
Revenue	294,000		778,000	[5]	2,261,162			[6]
Cost of revenue	67,000		155,000	[5]	401,520			[6]
Gross profit	227,000		623,000	[5]	1,859,642			[6]
Expenses
People	119,000			[5]	393,025			[6]
Marketing and advertising	113,000		103,000	[5]	558,059			[6]
Technology	13,000		27,000	[5]	83,839			[6]
Other segment expenses	4,000	[1]	73,000	[2],[5]
Total operating expenses	249,000		203,000	[5]	1,233,330			[6]
Segment Adjusted EBITDA	(22,000)		420,000	[5]	626,312			[6]
Transaction, PubCo. Expenses and Stock-based compensation					88,511			[6]
Gross profit	227,000		623,000	[5]	1,859,642			[6]
Other segment expenses					198,407	[3]		[4],[6]
Total expenses	$ 249,000		$ 203,000	[5]	1,233,330			[6]
Adjusted EBITDA					$ 537,801			[6]

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[3]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, insurance expenses, and expenses related to licenses.
[4]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[5]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore does not represent activity for the full three month period.
[6]	The Vidello acquisition occurred on January 31, 2025 (refer to Note 4 – Acquisitions and therefore is presented at $0 for comparative purposes.